Income Taxes - Significant components of the Company's deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 4,856,533	$ 812,183
Lease liabilities	15,679,593	39,604
Financing obligation	15,581,566	962,009
Other	19,607	3,811
Total deferred tax assets	36,137,299	1,817,607
Valuation allowance	(4,921,773)	(799,889)
Deferred tax assets after valuation allowance	31,215,526	1,017,718
Deferred tax liabilities:
Property and equipment	(30,879,012)	(982,871)
Operating lease right-of-use assets, net	349,375	38,522
Deferred tax liabilities, net, Total	(31,228,387)	(1,021,393)
Net deferred tax liabilities	(12,861)	$ (3,675)
Increase in valuation allowance	$ 4,121,884